Basis of Presentation	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of Presentation	Basis of Presentation
The consolidated financial statements of the Company have been presented in United States (“U.S.”) dollars and prepared in accordance with International Financial Reporting Standards (“IFRS”) Accounting Standards as issued by the International Accounting Standards Board (“IASB”). These financial statements have been prepared on the historical cost basis except as otherwise described in the notes below.
Basis of Consolidation – The consolidated financial statements comprise the financial statements of GlobalFoundries and its subsidiaries. Subsidiaries are fully consolidated from the date of acquisition, being the date on which GlobalFoundries obtains control, and continue to be consolidated until the date when such control ceases. All intercompany transactions, balances, income and expenses are eliminated in full upon consolidation. Wholly-owned subsidiaries and controlled entities included in these consolidated financial statements are disclosed in Note 28. Related Party Disclosures.
Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary.
Profit or loss and each component of other comprehensive income (loss) (“OCI”) are attributed to the shareholders of GlobalFoundries and to the non-controlling interests.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interests and other components of equity, while any resulting gain or loss is recognized in the consolidated statements of operations. Any investment retained is recognized at fair value.
Foreign Currency Translation – Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenue and expenses at the rate of exchange prevailing at the dates of the transactions during the period. Gains or losses on translation of foreign operations are included in OCI.
In preparing the consolidated financial statements of the Company, foreign currency-denominated monetary assets and liabilities are translated into the functional currency using the closing rate at the applicable consolidated statement of financial position dates. Non-monetary assets and liabilities, denominated in a foreign currency and measured at fair value, are translated at the rate of exchange prevailing at the date when the fair value was determined, and non-monetary assets measured at historical cost are translated at the historical rate. Revenue and expenses are measured in the functional currency at the rates of exchange prevailing at the dates of the transactions with gains or losses included in the statements of operations.